THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY VALUE FUND (FORMERLY, WESTWOOD LARGECAP VALUE FUND)
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value

COMMUNICATION SERVICES — 10.9%
Activision Blizzard	35,100	$3,194,100
Alphabet, Cl A *	1,752	3,201,535
Liberty Broadband, Cl C *	32,238	4,708,360
T-Mobile US *	25,636	3,232,187
Walt Disney	19,436	3,268,552
		17,604,734

CONSUMER DISCRETIONARY — 6.0%
Dollar General	15,988	3,111,425
Home Depot	11,975	3,243,069
McDonald’s	15,589	3,240,018
		9,594,512

CONSUMER STAPLES — 8.7%
Church & Dwight	39,330	3,320,632
Hormel Foods	73,639	3,450,724
PepsiCo	23,899	3,263,886
Walmart	28,714	4,034,030
		14,069,272

ENERGY — 2.8%
ConocoPhillips	56,732	2,270,982
EOG Resources	42,604	2,171,100
		4,442,082

FINANCIALS — 13.1%
American International Group	80,409	3,010,513
Assurant	23,939	3,243,016
Bank of America	105,001	3,113,280
Charles Schwab	56,984	2,936,956
Goldman Sachs Group	11,478	3,112,489
JPMorgan Chase	43,392	5,583,248
		20,999,502

HEALTH CARE — 15.5%
Abbott Laboratories	29,735	3,674,949
Becton Dickinson	15,975	4,182,095
CVS Health	67,467	4,834,011
Johnson & Johnson	31,103	5,073,832
Medtronic PLC	35,518	3,954,219
UnitedHealth Group	9,378	3,128,313
		24,847,419

INDUSTRIALS — 11.7%
Eaton PLC	26,590	3,129,643
Fortive	47,715	3,153,007
Honeywell International	16,205	3,165,971
L3Harris Technologies	18,207	3,122,683
Union Pacific	15,940	3,147,672
Westinghouse Air Brake Technologies	41,230	3,059,678
		18,778,654

INFORMATION TECHNOLOGY — 19.9%
Apple	24,540	3,238,298
CACI International, Cl A *	13,468	3,248,751
Cisco Systems	92,765	4,135,464
Fiserv *	30,678	3,150,324
Microchip Technology	27,453	3,736,628
Micron Technology *	39,899	3,122,895
Microsoft	14,818	3,437,183
Motorola Solutions	19,352	3,242,427

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Visa, Cl A	24,366	$4,708,729
		32,020,699

REAL ESTATE — 4.3%
Prologis ‡	33,546	3,461,947
Public Storage ‡	14,978	3,409,292
		6,871,239

UTILITIES — 6.1%
DTE Energy	27,358	3,247,942
Nextera Energy	39,511	3,195,255
WEC Energy Group	38,084	3,385,667
		9,828,864

Total Common Stock (Cost $110,146,616)		159,056,977

SHORT-TERM INVESTMENT — 1.0%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $1,574,259)	1,574,259	1,574,259
Total Investments — 100.0% (Cost $111,720,875)		$160,631,236

Percentages are based on Net Assets of $160,658,373.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl — Class

PLC — Public Limited Company

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2900

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 48.2%

	Shares	Value

COMMUNICATION SERVICES — 4.0%
Alphabet, Cl A *	929	$1,697,617
Walt Disney *	12,918	2,172,420
		3,870,037

CONSUMER DISCRETIONARY — 5.7%
Amazon.com *	479	1,535,770
Home Depot	3,179	860,937
Jack in the Box	10,266	966,441
Lennar, Cl A	13,015	1,082,197
McDonald’s	5,798	1,205,056
		5,650,401

CONSUMER STAPLES — 2.9%
Colgate-Palmolive	14,323	1,117,194
McCormick	8,298	743,003
PepsiCo	6,634	906,005
		2,766,202

ENERGY — 1.2%
Enterprise Products Partners LP (A)	22,107	447,225
Exxon Mobil	16,178	725,421
		1,172,646

FINANCIALS — 8.2%
Annaly Capital Management	174,765	1,419,092
Bank of America	129,739	3,846,761
Chubb	5,018	730,972
JPMorgan Chase	10,123	1,302,527
Wells Fargo	21,433	640,418
		7,939,770

HEALTH CARE — 2.8%
Gilead Sciences	17,003	1,115,397
Johnson & Johnson	4,061	662,471
Medtronic PLC	8,665	964,674
		2,742,542

INDUSTRIALS — 1.1%
Honeywell International	5,220	1,019,831

INFORMATION TECHNOLOGY — 13.0%
Amphenol, Cl A	6,077	758,896
Apple	31,160	4,111,874
First Solar *	19,390	1,922,518
Microsoft	9,262	2,148,413
Motorola Solutions	3,567	597,651
PayPal Holdings *	12,647	2,963,319
		12,502,671

MATERIALS — 3.4%
Newmont	31,484	1,876,446
Sherwin-Williams	2,022	1,398,820
		3,275,266

REAL ESTATE — 2.5%
Public Storage ‡	5,195	1,182,486
Simon Property Group ‡	13,034	1,211,250
		2,393,736

UTILITIES — 3.2%
CMS Energy	10,471	595,591

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
NextEra Energy Partners	20,808	$1,695,852
WEC Energy Group	9,289	825,792
		3,117,235

Total Common Stock (Cost $36,160,551)		46,450,337

CONVERTIBLE BONDS — 23.5%

	Face Amount

CONSUMER DISCRETIONARY — 3.8%
Dick’s Sporting Goods
3.250%, 04/15/25 (B)	$500,000	1,025,671
National Vision Holdings
2.500%, 05/15/25 (B)	775,000	1,275,264
Nice
0.000%, 09/15/25 (B) (C)	1,200,000	1,371,328
		3,672,263

CONSUMER STAPLES — 4.1%
CONMED
2.625%, 02/01/24	700,000	980,687
FireEye
1.625%, 06/01/35	900,000	887,682
J2 Global
1.750%, 11/01/26 (B)	1,022,000	1,094,903
Livent
4.125%, 07/15/25 (B)	400,000	910,750
		3,874,022

HEALTH CARE — 3.5%
Exact Sciences
0.375%, 03/15/27	700,000	1,001,743
Novocure
0.000%, 11/01/25 (B) (C)	1,000,000	1,237,834
Teladoc Health
1.250%, 06/01/27 (B)	800,000	1,129,000
		3,368,577

INDUSTRIALS — 0.9%
Southwest Airlines
1.250%, 05/01/25	620,000	873,425

INFORMATION TECHNOLOGY — 9.9%
Akamai Technologies
0.125%, 05/01/25	1,200,000	1,548,518
Alarm.com Holdings
0.000%, 01/15/26 (B) (C)	500,000	496,257
Coupa Software
0.375%, 06/15/26 (B)	725,000	935,846
Medallia
0.125%, 09/15/25 (B)	870,000	1,101,474
MongoDB
0.250%, 01/15/26	1,000,000	1,842,500
Sabre GLBL
4.000%, 04/15/25 (B)	750,000	1,239,742
SolarEdge Technologies
0.000%, 09/15/25 (B) (C)	900,000	1,194,300
Workday
0.250%, 10/01/22	725,000	1,161,283
		9,519,920

MATERIALS — 1.3%
SSR Mining
2.500%, 04/01/39	1,000,000	1,274,375

Total Convertible Bonds (Cost $17,452,028)		22,582,582

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — 18.9%

	Face Amount	Value

CONSUMER DISCRETIONARY — 2.8%
Darden Restaurants
4.550%, 02/15/48	$690,000	$750,365
Ford Motor
9.000%, 04/22/25	1,000,000	1,216,180
Ford Motor Credit
4.271%, 01/09/27	485,000	511,069
Marriott International
4.625%, 06/15/30	167,000	190,740
		2,668,354

CONSUMER STAPLES — 0.8%
PepsiCo
2.750%, 03/19/30	67,000	73,152
Vector Group
5.750%, 02/01/29 (B)	700,000	722,771
		795,923

ENERGY — 1.0%
NGL Energy Operating
7.500%, 02/01/26 (B)	825,000	833,085
Range Resources
8.250%, 01/15/29 (B)	50,000	52,500
Targa Resources Partners
4.000%, 01/15/32 (B)	50,000	49,500
		935,085

FINANCIALS — 8.1%
Aircastle
5.250%, 08/11/25 (B)	510,000	567,900
2.850%, 01/26/28 (B)	1,500,000	1,467,948
Apollo Management Holdings
2.650%, 06/05/30 (B)	446,000	453,752
Ares Capital
3.875%, 01/15/26	1,625,000	1,746,981
Bank of America MTN
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	470,000	552,456
Bank of New York Mellon MTN
1.600%, 04/24/25	1,000,000	1,039,219
HSBC Holdings
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	208,000	215,848
KKR Group Finance VI
3.750%, 07/01/29 (B)	345,000	401,217
Northern Trust
3.150%, 05/03/29	800,000	901,270
Truist Financial MTN
2.500%, 08/01/24	400,000	426,157
		7,772,748

HEALTH CARE — 2.2%
Bristol-Myers Squibb
3.200%, 06/15/26	800,000	893,255

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
CVS Health
2.125%, 06/01/21	$1,000,000	$1,004,613
Royalty Pharma
3.550%, 09/02/50 (B)	243,000	253,756
		2,151,624

INDUSTRIALS — 1.6%
AP Moller - Maersk
4.500%, 06/20/29 (B)	600,000	690,752
Delta Air Lines
7.375%, 01/15/26	195,000	223,901
Hawaiian Brand Intellectual Property
5.750%, 01/20/26 (B)	100,000	103,688
Southwest Airlines
5.250%, 05/04/25	422,000	484,389
		1,502,730

MATERIALS — 0.9%
Cabot
4.000%, 07/01/29	395,000	428,099
FMC
4.500%, 10/01/49	366,000	459,359
		887,458

REAL ESTATE — 1.5%
Iron Mountain
5.000%, 07/15/28 (B)	730,000	767,186
Service Properties Trust
5.000%, 08/15/22	516,000	519,870
Simon Property Group
3.800%, 07/15/50	148,000	160,345
		1,447,401

Total Corporate Obligations (Cost $16,984,034)		18,161,323

PREFERRED STOCK — 3.9%
	Shares

COMMUNICATION SERVICES — 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250% *	350	402,108

HEALTH CARE — 0.8%
Boston Scientific, 5.500% *	7,310	798,691

INDUSTRIALS — 0.7%
Stanley Black & Decker, 10.000% *	505	608,278

INFORMATION TECHNOLOGY — 1.1%
Broadcom, 8.000% *	712	1,045,750

UTILITIES — 0.9%
American Electric Power, 6.125% *	17,500	863,625

Total Preferred Stock (Cost $3,312,646)		3,718,452

U.S. TREASURY OBLIGATIONS — 2.9%

	Face Amount

U.S. Treasury Bond
1.250%, 05/15/50	$900,000	775,406

U.S. Treasury Notes
0.875%, 11/15/30	800,000	783,875

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD TOTAL RETURN FUND
JANUARY 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.500%, 03/31/25	$1,200,000	$1,208,391
		1,992,266
Total U.S. Treasury Obligations (Cost $2,863,146)		2,767,672

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.3%

FHLMC 3.000%, 04/01/50	1,226,152	1,289,776
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,295,506)		1,289,776

SHORT-TERM INVESTMENT — 1.3%

	Shares
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (D) (Cost $1,286,913)	1,286,913	1,286,913
Total Investments — 100.0% (Cost $79,354,824)		$96,257,055

Percentages are based upon Net Assets of $96,268,510.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At January 31, 2021, such securities amounted to $447,225, or 0.5% of Net Assets.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2021 was $19,376,424 and represents 20.1% of Net Assets.

(C)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(D)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,450,337	$—	$—	$46,450,337
Convertible Bonds	—	22,582,582	—	22,582,582
Corporate Obligations	—	18,161,323	—	18,161,323
Preferred Stock	3,718,452	—	—	3,718,452
U.S. Treasury Obligations	—	2,767,672	—	2,767,672
U.S. Government Agency Mortgage- Backed Obligation	—	1,289,776	—	1,289,776
Short-Term Investment	1,286,913	—	—	1,286,913

Total Investments in Securities	$51,455,702	$44,801,353	$—	$96,257,055

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-2100

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY SMIDCAP FUND (FORMERLY, WESTWOOD SMIDCAP FUND)
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%

	Shares	Value

COMMUNICATION SERVICES — 2.0%
Madison Square Garden Entertainment
*	52,221	$4,634,614

CONSUMER DISCRETIONARY — 11.6%
1-800-Flowers.com, Cl A *	66,365	2,039,396
Bloomin’ Brands	191,517	4,035,263
Carter’s	50,839	4,475,865
Columbia Sportswear	27,530	2,407,774
Jack in the Box	48,057	4,524,086
Papa John’s International	22,085	2,258,854
Sonic Automotive, Cl A	119,058	4,873,044
Williams-Sonoma	17,780	2,292,198
		26,906,480

CONSUMER STAPLES — 5.1%
J & J Snack Foods	31,446	4,800,546
Lamb Weston Holdings	31,105	2,323,544
Nomad Foods *	185,360	4,652,536
		11,776,626

ENERGY — 2.8%
ChampionX *	134,355	2,054,288
Pioneer Natural Resources	36,153	4,370,913
		6,425,201

FINANCIALS — 22.0%
Ares Management, Cl A	99,850	4,509,226
Argo Group International Holdings	82,200	3,316,770
BOK Financial	85,474	6,313,110
Everest Re Group	20,545	4,336,639
First Hawaiian	199,019	4,627,192
MGIC Investment	292,306	3,425,826
Moelis, Cl A	90,547	4,501,091
South State	66,008	4,603,398
TCF Financial	63,801	2,479,307
Voya Financial	85,914	4,764,790
White Mountains Insurance Group	4,660	4,753,200
Zions Bancorp	76,353	3,370,221
		51,000,770

HEALTH CARE — 5.7%
Envista Holdings *	71,681	2,547,543
Hill-Rom Holdings	24,378	2,341,263
Integra LifeSciences Holdings *	37,375	2,468,245
Merit Medical Systems *	64,604	3,498,306
PerkinElmer	16,308	2,398,418
		13,253,775

INDUSTRIALS — 17.5%
Builders FirstSource *	91,063	3,483,169
Curtiss-Wright	45,660	4,739,051
Healthcare Services Group	156,012	5,057,909
Hubbell, Cl B	29,905	4,653,218
Huntington Ingalls Industries	21,459	3,376,145
IAA *	72,391	4,136,422
KAR Auction Services	253,262	4,675,216
Knight-Swift Transportation Holdings, Cl A	84,212	3,368,480
Masonite International *	24,550	2,442,725

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
MSC Industrial Direct, Cl A	60,657	$4,705,164
		40,637,499

INFORMATION TECHNOLOGY — 8.8%
CACI International, Cl A *	19,184	4,627,564
Genpact	58,046	2,222,001
Monolithic Power Systems	4,789	1,701,484
Sabre	436,356	4,703,918
Science Applications International	24,820	2,383,465
Viavi Solutions *	308,574	4,767,468
		20,405,900

MATERIALS — 6.9%
Albemarle	7,022	1,142,199
Eagle Materials	31,835	3,502,805
Huntsman	175,485	4,636,314
PQ Group Holdings	167,123	2,302,955
RPM International	26,235	2,163,600
Westrock	52,588	2,178,721
		15,926,594

REAL ESTATE — 11.1%
Alexander & Baldwin ‡	142,553	2,155,401
Americold Realty Trust ‡	138,021	4,818,313
Hudson Pacific Properties ‡	202,030	4,735,583
Life Storage ‡	57,249	4,670,374
National Retail Properties ‡	63,226	2,465,814
Physicians Realty Trust ‡	138,237	2,437,119
STAG Industrial ‡	153,104	4,562,499
		25,845,103

UTILITIES — 6.2%
Alliant Energy	115,395	5,613,967
Avista	88,088	3,301,538
IDACORP	62,612	5,528,639
		14,444,144

Total Common Stock (Cost $196,928,995)		231,256,706

Total Investments — 99.7% (Cost $196,928,995)		$231,256,706

Percentages are based upon Net Assets of $231,878,168.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021 , there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2900

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD QUALITY SMALLCAP FUND (FORMERLY, WESTWOOD SMALLCAP FUND)
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%

	Shares	Value

CONSUMER DISCRETIONARY — 14.8%
1-800-Flowers.com, Cl A *	319,352	$9,813,687
Bloomin’ Brands	537,957	11,334,754
Callaway Golf	270,261	7,537,579
Century Communities *	301,156	14,136,263
Chuy’s Holdings *	91,942	3,225,325
Jack in the Box	145,160	13,665,363
Monro	264,135	15,443,973
Oxford Industries	215,565	14,063,461
Papa John’s International	134,862	13,793,685
		103,014,090

CONSUMER STAPLES — 6.1%
Central Garden & Pet, Cl A *	377,658	14,728,662
Hostess Brands, Cl A *	920,601	14,131,225
J & J Snack Foods	87,633	13,378,054
		42,237,941

ENERGY — 1.6%
PDC Energy *	517,472	11,234,317

FINANCIALS — 23.3%
Argo Group International Holdings	300,290	12,116,701
Columbia Banking System	340,193	13,104,234
Great Western Bancorp	612,057	14,689,368
Hilltop Holdings	435,157	13,072,116
International Bancshares	184,286	6,967,854
James River Group Holdings	302,698	13,464,007
Mercury General	139,391	7,389,117
Moelis, Cl A	268,519	13,348,080
Piper Sandler	145,582	13,296,004
Provident Financial Services	381,977	7,074,214
Renasant	366,225	12,964,365
Sandy Spring Bancorp	418,399	13,903,399
Simmons First National, Cl A	547,989	13,535,328
Trustmark	243,217	6,681,171
		161,605,958

HEALTH CARE — 4.9%
CONMED	119,343	13,354,482
Merit Medical Systems *	254,747	13,794,550
Patterson	210,986	6,684,036
		33,833,068

INDUSTRIALS — 21.3%
Alamo Group	43,832	6,118,509
Altra Industrial Motion	276,182	14,198,517
Columbus McKinnon	163,795	7,074,306
Comfort Systems USA	247,736	13,732,006
Encore Wire	129,350	7,469,963
Federal Signal	414,245	13,541,669
Griffon	308,074	6,919,342
Healthcare Services Group	452,933	14,684,088
Kaman	213,433	10,748,486
Knoll	792,826	11,860,677
Masonite International *	144,325	14,360,338
Moog, Cl A	187,378	13,841,613
UFP Industries	247,212	13,334,615
		147,884,129

INFORMATION TECHNOLOGY — 5.9%
Amkor Technology	861,664	13,373,025

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Repay Holdings, Cl A *	625,835	$13,862,245
Viavi Solutions *	915,967	14,151,690
		41,386,960

MATERIALS — 4.9%
Avient	379,035	14,566,315
Innospec	76,092	6,680,117
Stepan	116,540	13,131,727
		34,378,159

REAL ESTATE — 9.4%
Columbia Property Trust ‡	689,739	9,380,450
Easterly Government Properties ‡	657,511	14,432,367
National Storage Affiliates Trust ‡	389,752	14,241,538
PotlatchDeltic ‡	289,165	13,810,520
Summit Hotel Properties ‡	735,397	5,956,716
Terreno Realty ‡	130,695	7,394,723
		65,216,314

UTILITIES — 6.0%
Avista	330,050	12,370,274
NorthWestern	270,964	14,759,409
South Jersey Industries	632,907	14,620,152
		41,749,835

Total Common Stock (Cost $558,054,091)		682,540,771

SHORT-TERM INVESTMENT — 1.6%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (A) (Cost $11,152,152)	11,152,152	11,152,152
Total Investments — 99.8% (Cost $569,206,243)		$693,692,923

Percentages are based upon Net Assets of $694,769,521.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-2900

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 43.7%

	Shares	Value

COMMUNICATION SERVICES — 1.0%
Electronic Arts	56,958	$8,156,386

CONSUMER DISCRETIONARY — 8.8%
Alibaba Group Holding ADR *	20,710	5,256,819
Amazon.com *	4,219	13,526,958
Home Depot	41,563	11,256,092
Lennar, Cl A	158,667	13,193,161
McDonald’s	33,988	7,064,066
PulteGroup	132,188	5,750,178
Toll Brothers	268,406	13,715,547
		69,762,821

CONSUMER STAPLES — 2.3%
Colgate-Palmolive	111,254	8,677,812
PepsiCo	68,529	9,359,005
		18,036,817

ENERGY — 3.8%
Baker Hughes, Cl A	511,447	10,274,970
Energy Transfer	1,036,603	6,499,501
Enterprise Products Partners LP (A)	95,034	1,922,538
Exxon Mobil	252,352	11,315,463
		30,012,472

FINANCIALS — 6.5%
Annaly Capital Management	1,168,064	9,484,680
Bank of America	519,519	15,403,738
Charles Schwab	181,129	9,335,389
JPMorgan Chase	60,625	7,800,619
Zions Bancorp	210,410	9,287,497
		51,311,923

HEALTH CARE — 4.6%
Becton Dickinson	28,428	7,442,166
Gilead Sciences	110,428	7,244,077
Medtronic PLC	87,908	9,786,798
Zimmer Biomet Holdings	78,369	12,042,964
		36,516,005

INDUSTRIALS — 2.8%
Honeywell International	50,679	9,901,156
Norfolk Southern	25,831	6,112,131
Republic Services, Cl A	72,632	6,574,649
		22,587,936

INFORMATION TECHNOLOGY — 6.5%
Apple	145,000	19,134,200
Microchip Technology	70,893	9,649,246
Microsoft	65,724	15,245,339
Visa, Cl A	38,523	7,444,570
		51,473,355

MATERIALS — 4.8%
Albemarle	41,685	6,780,482
Barrick Gold	738,687	16,524,428
Freeport-McMoRan *	425,589	11,452,600
Newmont	51,245	3,054,202
		37,811,712

REAL ESTATE — 2.6%
Public Storage ‡	35,027	7,972,846

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Regency Centers ‡	155,421	$7,332,763
Simon Property Group ‡	62,221	5,782,197
		21,087,806

Total Common Stock (Cost $261,868,977)		346,757,233

CORPORATE OBLIGATIONS — 25.2%

	Face Amount

COMMUNICATION SERVICES — 2.1%
Activision Blizzard
2.500%, 09/15/50	$371,000	338,966
AT&T
3.300%, 02/01/52	6,015,000	5,647,512
Comcast
0.250%, 05/20/27	3,000,000	3,690,004
Vodafone Group
4.875%, 06/19/49	5,775,000	7,408,391
		17,084,873

CONSUMER DISCRETIONARY — 6.1%
7-Eleven
0.950%, 02/10/26 (B)	2,227,000	2,226,510
Anheuser-Busch InBev Worldwide
5.550%, 01/23/49	5,025,000	6,845,987
Carnival
11.500%, 04/01/23 (B)	235,000	266,725
Dollar General
3.500%, 04/03/30	6,542,000	7,417,253
Ford Motor
8.500%, 04/21/23	425,000	475,873
Ford Motor Credit
4.271%, 01/09/27	10,215,000	10,764,056
Genuine Parts
1.875%, 11/01/30	400,000	392,699
Home Depot
2.950%, 06/15/29	7,844,000	8,726,597
Marriott International
4.625%, 06/15/30	1,623,000	1,853,717
Ross Stores
4.600%, 04/15/25	6,245,000	7,165,713
Tractor Supply
1.750%, 11/01/30	785,000	775,549
Whirlpool
4.600%, 05/15/50	1,211,000	1,517,112
		48,427,791

CONSUMER STAPLES — 0.9%
Smithfield Foods
3.000%, 10/15/30 (B)	2,873,000	2,987,144
Vector Group
5.750%, 02/01/29 (B)	3,825,000	3,949,427
		6,936,571

ENERGY — 1.4%
BP Capital Markets America
3.543%, 04/06/27	4,269,000	4,836,266
Gray Oak Pipeline
3.450%, 10/15/27 (B)	431,000	451,702
MPLX
2.650%, 08/15/30	747,000	762,963
NGL Energy Operating
7.500%, 02/01/26 (B)	3,400,000	3,433,320

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Schlumberger Finance Canada
1.400%, 09/17/25	$1,027,000	$1,044,165
Transcontinental Gas Pipe Line
3.250%, 05/15/30	915,000	1,002,071
		11,530,487

FINANCIALS — 2.8%
Aircastle
5.250%, 08/11/25 (B)	4,320,000	4,810,449
Ally Financial
1.450%, 10/02/23	392,000	398,358
Apollo Management Holdings
2.650%, 06/05/30 (B)	4,140,000	4,211,962
Bank of America MTN
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/25	5,391,000	5,709,355
Berkshire Hathaway Finance
2.850%, 10/15/50	1,956,000	2,003,598
Capital One Financial
2.600%, 05/11/23	1,260,000	1,315,837
HSBC Holdings
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/26	1,999,000	2,074,421
Nomura Holdings
2.679%, 07/16/30	250,000	261,430
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453%, 03/15/69	1,072,000	1,072,000
		21,857,410

HEALTH CARE — 2.3%
Amgen
3.150%, 02/21/40	8,608,000	9,096,421
Bristol-Myers Squibb
3.200%, 06/15/26	5,776,000	6,449,302
Gilead Sciences
1.650%, 10/01/30	759,000	750,235
Royalty Pharma
3.550%, 09/02/50 (B)	1,965,000	2,051,978
		18,347,936

INDUSTRIALS — 3.2%
AerCap Ireland Capital DAC
6.500%, 07/15/25	1,184,000	1,400,456
Delta Air Lines
7.375%, 01/15/26	1,035,000	1,188,400
Flowserve
3.500%, 10/01/30	1,916,000	2,039,194
GE Capital Funding
3.450%, 05/15/25 (B)	6,863,000	7,524,577
Southwest Airlines
5.250%, 05/04/25	3,617,000	4,151,741
Waste Management
4.150%, 07/15/49	7,117,000	8,827,803
		25,132,171

INFORMATION TECHNOLOGY — 5.5%
Citrix Systems
3.300%, 03/01/30	16,800,000	18,068,289
Dell International
8.350%, 07/15/46 (B)	8,165,000	12,119,931
International Business Machines
3.500%, 05/15/29	7,331,000	8,331,759

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Microchip Technology
2.670%, 09/01/23 (B)	$1,299,000	$1,359,321
VMware
4.700%, 05/15/30	2,988,000	3,528,301
		43,407,601

MATERIALS — 0.6%
FMC
4.500%, 10/01/49	3,832,000	4,809,459

REAL ESTATE — 0.3%
Realty Income
3.250%, 01/15/31	205,000	227,988
Simon Property Group
3.800%, 07/15/50	1,892,000	2,049,810
		2,277,798

Total Corporate Obligations (Cost $182,389,256)		199,812,097

PREFERRED STOCK — 13.1%

	Shares

COMMUNICATION SERVICES — 2.9%
2020 Cash Mandatory Exchangeable Trust, 5.250% *	13,510	15,521,369
2020 Mandatory Exchangeable Trust, 6.500% *	3,465	7,851,319
		23,372,688

FINANCIALS — 5.8%
Charles Schwab, 5.375% , VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971%	826,000	915,506
Citigroup, 5.900% , VAR ICE LIBOR USD 3 Month+4.230%	4,910,000	5,120,050
Goldman Sachs Group, 4.128% , VAR ICE LIBOR USD 3 Month+3.922%	6,923,000	6,890,462
KKR, 6.000%	88,625	5,155,316
Morgan Stanley, 3.851% , VAR ICE LIBOR USD 3 Month+3.610%	5,472,000	5,465,160
Truist Financial, 5.050% , VAR ICE LIBOR USD 3 Month+3.102%	5,627,000	5,736,164
US Bancorp, 3.727% , VAR ICE LIBOR USD 3 Month+3.486%	3,357,000	3,353,643
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	314,947	7,577,625
Wells Fargo, 5.850% , VAR ICE LIBOR USD 3 Month+3.090%	220,371	5,833,220
		46,047,146

HEALTH CARE — 1.0%
Boston Scientific, 5.500% *	70,475	7,700,098

INDUSTRIALS — 1.5%
Fortive, 5.000% *	7,825	7,525,978
Stanley Black & Decker, 10.000% *	3,460	4,167,611
		11,693,589

UTILITIES — 1.9%
American Electric Power, 6.125% *	150,650	7,434,577
Southern, 4.950%	277,045	7,230,875
		14,665,452

Total Preferred Stock (Cost $94,784,500)		103,478,973

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — 7.2%

	Face Amount	Value
U.S. Treasury Bond
1.375%, 08/15/50	$14,375,000	$12,795,996

U.S. Treasury Inflation Indexed Bonds
0.875%, 01/15/29	10,311,153	12,177,096
0.250%, 07/15/29	16,318,134	18,535,742
0.125%, 07/15/24	12,658,223	13,655,717
		44,368,555

Total U.S. Treasury Obligations (Cost $53,615,024)		57,164,551

CONVERTIBLE BONDS — 5.6%

HEALTH CARE — 1.6%
Exact Sciences
0.375%, 03/15/27	6,695,000	9,580,960
Teva Pharmaceutical Finance
0.250%, 02/01/26	2,825,000	2,819,350
		12,400,310

INDUSTRIALS — 0.9%
Southwest Airlines
1.250%, 05/01/25	5,220,000	7,353,675

INFORMATION TECHNOLOGY — 2.8%
Akamai Technologies
0.125%, 05/01/25	5,884,000	7,592,900
Medallia
0.125%, 09/15/25 (B)	3,735,000	4,728,743
Sabre GLBL
4.000%, 04/15/25 (B)	3,855,000	6,372,272
SolarEdge Technologies
0.000%, 09/15/25 (B) (C)	2,865,000	3,801,855
		22,495,770

REAL ESTATE — 0.3%
Pebblebrook Hotel Trust
1.750%, 12/15/26	2,025,000	2,154,764

Total Convertible Bonds (Cost $36,680,001)		44,404,519

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.6%

FHLMC
3.000%, 03/01/50	3,289,502	3,458,064
3.000%, 04/01/50	5,081,718	5,345,404
		8,803,468

FNMA
3.500%, 07/01/49	3,444,482	3,659,119

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $12,136,617)		12,462,587

SOVEREIGN DEBT — 1.0%

Mexico Government International Bonds
3.771%, 05/24/61	835,000	804,531

SOVEREIGN DEBT — continued

	Face Amount	Value
2.659%, 05/24/31	$890,000	$885,141
		1,689,672

Panama Government International Bond
3.870%, 07/23/60	508,000	564,647

Saudi Government International Bond
2.250%, 02/02/33(B)	6,035,000	5,962,218

Total Sovereign Debt (Cost $8,266,764)		8,216,537

SHORT-TERM INVESTMENT — 3.6%

	Shares
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (D) (Cost $28,315,291)	28,315,291	28,315,291

Total Investments — 101.0% (Cost $678,056,430)		$800,611,788

Percentages are based upon Net Assets of $792,660,826.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At January 31, 2021, such securities amounted to $1,922,538, or 0.2% of Net Assets.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2021 was $66,258,134 and represents 8.4% of Net Assets.

(C)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(D)	The rate reported is the 7-day effective yield as of January 31, 2021.

ADR — American Depository Receipt

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JANUARY 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$346,757,233	$—	$—	$346,757,233
Corporate Obligations	—	199,812,097	—	199,812,097
Preferred Stock	103,478,973	—	—	103,478,973
U.S. Treasury Obligations	—	57,164,551	—	57,164,551
Convertible Bonds	—	44,404,519	—	44,404,519
U.S. Government Agency Mortgage- Backed Obligations	—	12,462,587	—	12,462,587
Sovereign Debt	—	8,216,537	—	8,216,537
Short-Term Investment	28,315,291	—	—	28,315,291

Total Investments in Securities	$478,551,497	$322,060,291	$—	$800,611,788

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2800

4

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 63.2%

	Face Amount	Value

COMMUNICATION SERVICES — 5.1%
CCO Holdings 5.000%, 02/01/28 (A)	$1,260,000	$1,323,630
Lumen Technologies 7.600%, 09/15/39	625,000	772,562
T-Mobile USA 2.550%, 02/15/31 (A)	1,000,000	1,024,280
Zayo Group Holdings 4.000%, 03/01/27 (A)	1,215,000	1,218,426
		4,338,898

CONSUMER DISCRETIONARY — 13.1%
7-Eleven 0.950%, 02/10/26 (A)	238,000	237,948
Caesars Entertainment 6.250%, 07/01/25 (A)	1,100,000	1,163,833
Darden Restaurants 4.550%, 02/15/48	790,000	859,114
Dollar General 3.500%, 04/03/30	690,000	782,315
Ford Motor Credit 4.271%, 01/09/27	1,000,000	1,053,750
G-III Apparel Group 7.875%, 08/15/25 (A)	1,000,000	1,095,000
Guitar Center 8.500%, 01/15/26 (A)	1,000,000	1,046,250
Hyatt Hotels 5.750%, 04/23/30	750,000	905,229
Macy’s 8.375%, 06/15/25 (A)	1,275,000	1,412,063
MGM Resorts International 6.000%, 03/15/23	330,000	352,275
New Albertsons 7.750%, 06/15/26	410,000	467,912
Royal Caribbean Cruises 9.125%, 06/15/23 (A)	950,000	1,028,375
Wynn Las Vegas 4.250%, 05/30/23 (A)	755,000	760,663
		11,164,727

CONSUMER STAPLES — 4.5%
B&G Foods 5.250%, 09/15/27	630,000	663,075
Keurig Dr Pepper 3.200%, 05/01/30	607,000	672,672
Performance Food Group 5.500%, 06/01/24 (A)	390,000	392,457
Pilgrim’s Pride 5.750%, 03/15/25 (A)	345,000	352,797
Vector Group 6.125%, 02/01/25 (A)	725,000	736,100
5.750%, 02/01/29 (A)	1,000,000	1,032,530
		3,849,631

ENERGY — 5.7%
Antero Resources 7.625%, 02/01/29 (A)	250,000	255,625
Crestwood Midstream Partners 6.000%, 02/01/29 (A)	1,000,000	963,335
Equities 7.625%, 02/01/25	1,350,000	1,590,907
NGL Energy Operating 7.500%, 02/01/26 (A)	725,000	732,105
Plains All American Pipeline 3.800%, 09/15/30	475,000	501,780

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Range Resources 8.250%, 01/15/29 (A)	$50,000	$52,500
Summit Midstream Holdings 5.750%, 04/15/25	850,000	665,125
Targa Resources Partners 4.000%, 01/15/32 (A)	50,000	49,500
		4,810,877

FINANCIALS — 6.0%
Aircastle 5.250%, 08/11/25 (A)	435,000	484,385
Apollo Management Holdings 2.650%, 06/05/30 (A)	433,000	440,526
Ares Capital 3.875%, 01/15/26	2,125,000	2,284,513
Bank of America MTN 4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	605,000	711,141
HSBC Holdings 4.950%, 03/31/30	300,000	368,936
Owl Rock Capital 3.400%, 07/15/26	780,000	799,139
		5,088,640

HEALTH CARE — 7.2%
Amgen 3.150%, 02/21/40	823,000	869,697
2.450%, 02/21/30	760,000	800,806
CHS 6.625%, 02/15/25 (A)	1,750,000	1,842,225
Danaher 2.600%, 10/01/50	1,145,000	1,118,762
Emergent BioSolutions 3.875%, 08/15/28 (A)	700,000	718,578
Royalty Pharma 3.550%, 09/02/50 (A)	760,000	793,640
		6,143,708

INDUSTRIALS — 2.3%
AerCap Ireland Capital DAC 6.500%, 07/15/25	700,000	827,972
Delta Air Lines 7.375%, 01/15/26	340,000	390,392
Southwest Airlines 5.250%, 05/04/25	358,000	410,927
Spirit Loyalty Cayman 8.000%, 09/20/25 (A)	250,000	283,625
		1,912,916

INFORMATION TECHNOLOGY — 10.8%
Broadcom 3.500%, 02/15/41 (A)	500,000	504,186
Citrix Systems 3.300%, 03/01/30	825,000	887,282
CommScope 6.000%, 03/01/26 (A)	1,190,000	1,259,913
Dell 7.100%, 04/15/28	640,000	819,200
Dell International 8.350%, 07/15/46 (A)	1,150,000	1,707,032
Oracle 2.950%, 04/01/30	1,425,000	1,563,105
Sotheby’s 7.375%, 10/15/27 (A)	1,225,000	1,329,125

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
VMware 4.650%, 05/15/27	$957,000	$1,110,156
		9,179,999

MATERIALS — 1.8%
Axalta Coating Systems 4.750%, 06/15/27 (A)	700,000	734,300
Cleveland-Cliffs 6.750%, 03/15/26 (A)	700,000	753,228
		1,487,528

REAL ESTATE — 5.4%
Brixmor Operating Partnership 4.050%, 07/01/30	475,000	536,958
GEO Group 5.125%, 04/01/23	890,000	760,950
Host Hotels & Resorts 3.500%, 09/15/30	375,000	387,287
Iron Mountain 5.000%, 07/15/28 (A)	1,020,000	1,071,959
iStar 5.500%, 02/15/26	750,000	759,375
Service Properties Trust 7.500%, 09/15/25	750,000	847,985
Simon Property Group 3.800%, 07/15/50	196,000	212,348
		4,576,862

UTILITIES — 1.3%
TerraForm Power Operating 4.750%, 01/15/30 (A)	1,005,000	1,077,863

Total Corporate Obligations (Cost $50,646,836)		53,631,649

COMMON STOCK — 20.9%

	Shares

COMMUNICATION SERVICES — 2.3%
Activision Blizzard	12,878	1,171,898
AT&T	27,034	773,983
		1,945,881

CONSUMER DISCRETIONARY — 3.8%
Amazon.com *	356	1,141,407
Jack in the Box	4,419	416,005
Lennar, Cl A	11,460	952,899
TJX	11,480	735,179
		3,245,490

CONSUMER STAPLES — 1.2%
Philip Morris International	12,605	1,003,988

ENERGY — 2.0%
Chevron	4,295	365,934
Energy Transfer	51,350	321,965
Enterprise Products Partners LP (B)	9,988	202,057
EOG Resources	6,457	329,049
Schlumberger	23,568	523,445
		1,742,450

FINANCIALS — 4.7%
Annaly Capital Management	98,787	802,151

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Bank of America	27,524	$816,087
Moelis, Cl A	19,855	986,992
Truist Financial	28,454	1,365,223
		3,970,453

HEALTH CARE — 0.6%
Gilead Sciences	7,872	516,403

INFORMATION TECHNOLOGY — 5.4%
Amkor Technology	54,613	847,594
Apple	9,892	1,305,348
Cisco Systems	13,800	615,204
Monolithic Power Systems	2,750	977,048
NVIDIA	1,641	852,647
		4,597,841

MATERIALS — 0.9%
Barrick Gold	34,452	770,691

Total Common Stock (Cost $14,781,232)		17,793,197

CONVERTIBLE BONDS — 7.0%

	Face Amount

COMMUNICATION SERVICES — 1.0%
Cinemark Holdings 4.500%, 08/15/25 (A)	$520,000	844,548

CONSUMER DISCRETIONARY — 1.6%
Liberty Media 2.750%, 12/01/49 (A)	955,000	995,110
Penn National Gaming 2.750%, 05/15/26	75,000	337,520
		1,332,630

ENERGY — 1.6%
Cree 1.750%, 05/01/26 (A)	150,000	336,810
SFL 5.750%, 10/15/21	1,000,000	994,615
		1,331,425

FINANCIALS — 2.6%
Apollo Commercial Real Estate Finance
5.375%, 10/15/23	1,400,000	1,297,111
Arbor Realty Trust 4.750%, 11/01/22	950,000	961,281
		2,258,392

REAL ESTATE — 0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	200,000	212,816

Total Convertible Bonds (Cost $5,090,261)		5,979,811

U.S. TREASURY OBLIGATIONS — 2.7%

U.S. Treasury Bond 3.000%, 02/15/49	715,000	902,269

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD HIGH INCOME FUND
JANUARY 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Notes 2.375%, 05/15/29	$540,000	$602,311
0.875%, 11/15/30	800,000	783,875
		1,386,186

Total U.S. Treasury Obligations (Cost $2,194,133)		2,288,455

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.2%

FHLMC 3.500%, 08/01/49	535,327	568,082
FNMA 3.000%, 05/01/50	396,566	416,785
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $969,482)		984,867

PREFERRED STOCK — 0.6%

	Shares

COMMUNICATION SERVICES — 0.6%
2020 Cash Mandatory Exchangeable Trust, 5.250% *	465	534,229
Total Preferred Stock (Cost $533,411)		534,229

SHORT-TERM INVESTMENT — 5.1%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (C) (Cost $4,321,187)	4,321,187	4,321,187
Total Investments — 100.7% (Cost $78,536,542)		$85,533,395

Percentages are based upon Net Assets of $84,921,961.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2021 was $30,054,470 and represents 35.4% of Net Assets.

(B)	Security is a Master Limited Partnership. At January 31, 2021, such securities amounted to $202,057, or 0.2% of the net assets of the Fund.
(C)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$53,631,649	$—	$53,631,649
Common Stock	17,793,197	—	—	17,793,197
Convertible Bonds	—	5,979,811	—	5,979,811
U.S. Treasury Obligations	—	2,288,455	—	2,288,455
U.S. Government Agency Mortgage- Backed Obligations	—	984,867	—	984,867
Preferred Stock	534,229	—	—	534,229
Short-Term Investment	4,321,187	—	—	4,321,187

Total Investments in Securities	$22,648,613	$62,884,782	$—	$85,533,395

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1900

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 79.1%

	Face Amount	Value
Acorda Therapeutics
1.750%, 06/15/21	$865,000	$839,050
Alarm.com Holdings
0.000%, 01/15/26 (A) (B)	500,000	496,257
Apellis Pharmaceuticals
3.500%, 09/15/26 (B)	1,000,000	1,442,500
Arbor Realty Trust
4.750%, 11/01/22	1,500,000	1,517,813
Atlas Air Worldwide Holdings
2.250%, 06/01/22	1,500,000	1,531,875
Avadel Finance Cayman
4.500%, 02/01/23 (B)	1,000,000	1,028,110
Avaya Holdings
2.250%, 06/15/23 (C)	2,000,000	2,181,449
Blackstone Mortgage Trust
4.375%, 05/05/22	500,000	502,500
Bloom Energy
2.500%, 08/15/25 (B),(C)	2,000,000	4,596,407
Bridgebio Pharma
2.500%, 03/15/27 (B)	1,000,000	1,570,463
2.250%, 02/01/29 (B)	1,150,000	1,111,230
Canadian Solar
2.500%, 10/01/25 (B)	800,000	1,330,773
Cloudflare
0.750%, 05/15/25 (B)	970,000	2,091,194
Colony Capital
5.000%, 04/15/23	2,000,000	1,962,500
CONMED
2.625%, 02/01/24	2,000,000	2,801,964
Copa Holdings
4.500%, 04/15/25 (B),(C)	2,000,000	3,379,984
Cree
1.750%, 05/01/26 (B)	250,000	561,350
DexCom
0.250%, 11/15/25 (B)	570,000	579,748
Encore Capital Group
2.875%, 03/15/21 (C)	1,680,000	1,649,559
Exact Sciences
0.375%, 03/01/28	1,200,000	1,607,563
FireEye
1.625%, 06/01/35 (C)	2,000,000	1,972,628
Fortive
0.875%, 02/15/22 (C)	1,750,000	1,771,826
Golar LNG
2.750%, 02/15/22	2,000,000	1,924,095
Gossamer Bio
5.000%, 06/01/27 (C)	1,500,000	1,417,446
GSK Finance No. 3
0.000%, 06/22/23 (A) (B)	735,000	768,110
HCI Group
4.250%, 03/01/37	1,500,000	1,606,056
Huazhu Group
3.000%, 05/01/26 (B)	1,785,000	2,416,890
Insmed
1.750%, 01/15/25 (C)	1,615,000	1,952,395
iQIYI
4.000%, 12/15/26	2,000,000	2,319,000
J2 Global
1.750%, 11/01/26 (B),(C)	2,500,000	2,678,334
JOYY
1.375%, 06/15/26 (C)	1,600,000	1,770,400

CONVERTIBLE BONDS — continued

	Face Amount	Value
Liberty Media
0.500%, 12/01/50 (B)	$2,500,000	$2,565,251
Ligand Pharmaceuticals
0.750%, 05/15/23	2,000,000	2,106,569
Macquarie Infrastructure
2.000%, 10/01/23	2,500,000	2,475,000
MicroStrategy
0.750%, 12/15/25 (B)	800,000	1,433,675
NCL
6.000%, 05/15/24 (B),(C)	2,000,000	3,849,000
Novocure
0.000%, 11/01/25 (A) (B)	1,200,000	1,485,400
OSI Systems
1.250%, 09/01/22	2,470,000	2,613,352
PDC Energy
1.125%, 09/15/21	2,226,000	2,171,093
PROS Holdings
1.000%, 05/15/24	1,500,000	1,471,942
Q2 Holdings
0.125%, 11/15/25 (B)	2,000,000	2,255,002
SFL
5.750%, 10/15/21 (C)	1,000,000	994,615
Slack Technologies
0.500%, 04/15/25 (B),(C)	2,500,000	3,640,625
SolarEdge Technologies
0.000%, 09/15/25 (A) (B)	1,165,000	1,545,955
SunPower
4.000%, 01/15/23	1,500,000	3,460,075
Teva Pharmaceutical Finance
0.250%, 02/01/26 (C)	2,400,000	2,395,200
TimkenSteel
6.000%, 06/01/21	2,500,000	2,515,625
Weibo
1.250%, 11/15/22	1,800,000	1,723,500
Workiva
1.125%, 08/15/26	1,000,000	1,390,440
Zillow Group
2.750%, 05/15/25	515,000	1,077,638
Zynga
0.000%, 12/15/26 (A) (B)	2,000,000	2,130,000
		96,679,426
Total Convertible Bonds
(Cost $82,649,982)		96,679,426

CORPORATE OBLIGATIONS — 7.2%

American Electric Power
0.750%, 11/01/23	2,750,000	2,756,121
Avolon Holdings Funding
4.250%, 04/15/26 (B)	250,000	270,739
Goldman Sachs Group
0.627%, VAR United States
Secured Overnight Financing Rate+0.538%, 11/17/23 (C)	1,000,000	1,001,112
NGL Energy Operating
7.500%, 02/01/26 (B)	925,000	934,065
Phillips 66
0.900%, 02/15/24 (C)	500,000	500,955
Starwood Property Trust
5.000%, 12/15/21	445,000	451,119
Vector Group
6.125%, 02/01/25 (B)	1,800,000	1,827,558

1

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
5.750%, 02/01/29 (B)	$1,000,000	$1,032,530
		8,774,199
Total Corporate Obligations
(Cost $8,731,157)		8,774,199

U.S. TREASURY OBLIGATIONS — 4.9%

U.S. Treasury Bill
0.110%, 11/04/21(A)	3,000,000	2,998,045
U.S. Treasury Note
0.125%, 10/31/22	3,000,000	3,000,352
Total U.S. Treasury Obligations
(Cost $5,994,956)		5,998,397

SOVEREIGN DEBT — 0.2%

Mexico Government International Bond
3.771%, 05/24/61	235,000	226,425

Total Sovereign Debt
(Cost $235,000)		226,425

SHORT-TERM INVESTMENTS — 4.4%

	Shares	Value
Dreyfus Treasury Cash Management, 0.010% (D)	1,078,659	$1,078,659
SEI Daily Income Trust, Government Fund, Cl F, 0.010% (D)	4,273,488	4,273,488

Total Short-Term Investments
(Cost $5,352,147)		5,352,147

Total Investments — 95.8%
(Cost $102,963,242)		$117,030,594

PURCHASED OPTIONS* — 0.1%(E)

	Contracts	Value
Total Purchased Options
(Cost $264,664)	21	$156,225

WRITTEN OPTION* — (0.1)%(E)

	Contracts	Value
Total Written Options
(Premiums Received $41,893)	(35)	$(120,050)

A list of the OTC option contracts held by the Fund at January 31, 2021, is as follows:

PURCHASED OPTIONS — 0.1%

	Contracts	Notional	Strike Price	Expiration Date	Value
Put Options

UNITED STATES — 0.1%
April 21 Puts on SPX*	15	$124,350	$3,325.00	04/17/21	$130,125
February 21 Puts on NDX*	6	17,700	10,800.00	02/20/21	26,100

Total Put Options					156,225

Total Purchased Options					$156,225

WRITTEN OPTION — (0.1)%

	Contracts	Notional	Strike Price	Expiration Date	Value

Call Option

UNITED STATES — (0.1)%
February 21 Calls on LGND*	(35)	$(152,250)	$170.00	02/20/21	$(120,050)

Total Written Options					$(120,050)

A list of the open futures contracts held by the Fund at January 31, 2021, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury
Note	(2)	Apr-2021	$(251,731)	$(251,750)	$(19)
U.S. Long Treasury
Bond	(2)	Mar-2021	(348,997)	(337,438)	11,559

			$(600,728)	$(589,188)	$11,540

2

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2021 (Unaudited)

A list of the open OTC swap agreements as of January 31, 2021 is as follows:

Total Return Swaps
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	Akam, 0.125% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK- AKAM 0 1/8 5/1/25 - 00971TAJ0	Annually	05/01/2025	USD	(1,247,914)	$42,361	$–	$42,361
Deutsche Bank	Akamai Tech Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - AKAMAI TECH INC - 00971T101	Annually	01/15/2024	USD	777,085	(33,498)	–	(33,498)
Deutsche Bank	Apellis Pharmaceuticals Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -APLS US - 03753U106	Annually	05/15/2022	USD	1,087,300	168,608	–	168,608
Deutsche Bank	Atlas Air Worldwide Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - AAWWUS - 049164205	Annually	08/29/2022	USD	497,448	13,409	–	13,409
Deutsche Bank	Bridge Bio Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - BBIO -10806XAA0	Annually	03/15/2027	USD	(3,624,161)	(465,708)	–	(465,708)
Deutsche Bank	Bridge Bio Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - BRIDGEBIO -10806X102	Annually	03/05/2022	USD	4,125,176	712,141	–	712,141
Deutsche Bank	Cloudflare Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - NET US - 18915M107	Annually	05/15/2022	USD	1,790,550	27,219	–	27,219
Deutsche Bank	Conmed Corp Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - CONMED CORP- 207410101	Annually	04/13/2022	USD	1,930,152	50,073	–	50,073
Deutsche Bank	Cowen Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - COWEN 223622606	Annually	01/15/2022	USD	812,458	130,826	–	130,826
Deutsche Bank	Cowen, 3% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - COWEN INC 223622AE1	Annually	12/15/2022	USD	(855,470)	(129,378)	–	(129,378)
Deutsche Bank	CPA US Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -CPA US- P31076105	Annually	04/30/2022	USD	2,613,576	67,887	–	67,887
Deutsche Bank	Cree Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -CREE US-225447101	Annually	04/23/2022	USD	550,652	75,531	–	75,531
Deutsche Bank	CSG Systems International Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - CSG SYS INT INC - 126349109	Annually	01/15/2024	USD	107,950	216	–	216
Deutsche Bank	Dexcom Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -DXCM US- 252131107	Annually	05/14/2022	USD	416,185	(24,298)	–	(24,298)
Deutsche Bank	Exact Sciences Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - EXACT SCI CORP -30063P105	Annually	01/15/2022	USD	1,762,588	106,235	–	106,235
Deutsche Bank	Fireeye Inc. Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - FEYE 0 7/8 2024 - 31816QAF8	Annually	06/01/2024	USD	(948,080)	(23,133)	–	(23,133)
Deutsche Bank	Fireeye Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - FIREEYE INC - 31816Q101	Annually	01/15/2024	USD	369,353	19,777	–	19,777
Deutsche Bank	Gossamer Bio Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -GOSS US- 38341P102	Annually	05/21/2022	USD	682,628	12,548	–	12,548
Deutsche Bank	Huazhu Group Ltd. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - HTHT US 44332N106	Annually	06/05/2022	USD	1,570,785	(102,595)	–	(102,595)
Deutsche Bank	Insmed Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - INSMED INC - 457669307	Annually	01/15/2025	USD	1,148,808	(42,890)	–	(42,890)
Deutsche Bank	Insmed Inc., 1.75% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK INSM 1 3/4 01/15/25-457669AA7	Annually	01/15/2025	USD	(456,061)	9,499	–	9,499
Deutsche Bank	Integra Lifesciences Holding Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK IART 0 1/2 08/15/25-457669AA7	Annually	02/20/2022	USD	(2,246,726)	265	–	265
Deutsche Bank	Integra Lifesciences Holding Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - IAR -457985208	Annually	02/20/2022	USD	988,274	24,008	–	24,008
Deutsche Bank	J2 Global Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - J2 GLOBAL - 48123V102	Annually	02/25/2022	USD	1,142,280	(89,494)	–	(89,494)
Deutsche Bank	Jazz Pharmaceuticals Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - JAZZ INVESTMENTS G50871105	Annually	01/15/2022	USD	508,161	36,954	–	36,954
Deutsche Bank	Jazz, 1.5% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - JAZZ INVESTMENTS 472145AD3	Annually	08/15/2024	USD	(2,168,757)	(42,372)	–	(42,372)
Deutsche Bank	Joyy Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - JOYY INC - 46591M109	Annually	01/15/2022	USD	1,216,080	(26,560)	–	(26,560)
Deutsche Bank	LITE Effective Rate 1.23%	TOTAL RETURN BOND	DEUTSCHE BANK -LITE 0 1/2 12/15/26-55024UAD1	Annually	12/15/2026	USD	(922,961)	(63,481)	–	(63,481)
Deutsche Bank	Lumentum Holdings Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK-LUMENTUM HOLDINGS INC-55024U109	Annually	01/15/2025	USD	526,284	61,931	–	61,931
Deutsche Bank	Lyft Inc. Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - LYFT- 55087PAA2	Annually	05/15/2025	USD	(2,182,422)	(108,049)	–	(108,049)

3

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2021 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	Lyft Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -LYFT US 55087P104	Annually	05/15/2022	USD	1,414,854	$100,944	$–	$100,944
Deutsche Bank	Okta Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - OKTAS - 679295105	Annually	01/15/2022	USD	1,685,839	(36,717)	–	(36,717)
Deutsche Bank	Okta Inc., 0.125% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - OKTAB - 679295AD7	Annually	09/01/2025	USD	(2,238,259)	25,234	–	25,234
Deutsche Bank	Slack Technologies Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - SLACK TECHNOLOGIES -83088V102	Annually	04/09/2022	USD	3,057,670	(27,318)	–	(27,318)
Deutsche Bank	Systems International Inc. Effective Rate 2.83%	TOTAL RETURN BOND	DEUTSCHE BANK- CSGS 4.25% 3/15/36 - 126349AF6	Annually	03/15/2036	USD	(765,423)	1,418	–	1,418
Deutsche Bank	Theravance Biopharma Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK US -TBPH US-G8807B106	Annually	06/22/2022	USD	172,704	(6,254)	–	(6,254)
Deutsche Bank	Vishay Intertechnology Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - VSHS- 928298108	Annually	01/15/2022	USD	599,298	26,019	–	26,019
Deutsche Bank	Vishay Intertechnology Inc., 2.25% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - VSHB - 928298AP3	Annually	06/15/2025	USD	(2,150,995)	(32,142)	–	(32,142)
Deutsche Bank	Wday, 0.25% Effective Rate 1.23%	FIX NOMINAL	DEUTSCHE BANK - WDAY0.25 10/01/22 - 98138HAF8	Annually	10/01/2022	USD	(1,575,517)	26,494	–	26,494
Deutsche Bank	Work Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - WORK - 04/15/2025 - 83088VAA0	Annually	04/15/2025	USD	(1,073,695)	4,616	–	4,616
Deutsche Bank	Workday Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - WORKDAY INC - 98138H101	Annually	01/15/2025	USD	1,270,818	(28,484)	–	(28,484)
Deutsche Bank	Workiva Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK - WKUS - 98139A105	Annually	01/15/2022	USD	961,389	(3,643)	–	(3,643)
Deutsche Bank	Zillow Group Effective Rate -0.27%	TOTAL RETURN STOCK	DEUTSCHE BANK -Z US - 98954M200	Annually	05/15/2022	USD	969,375	49,552	–	49,552
Goldman Sachs	Norwegian Cruise Line Effective Rate -0.27%	TOTAL RETURN	GOLDMAN - NORWEGIAN CRUISE LINE HOLDIN	Annually	04/29/2021	USD	3,165,419	340,227	–	340,227
JPMorgan Chase	Atlas Air Worldwide, 2.250% Effective Rate 1.23%	FIX NOMINAL	JPMORGAN CHASE -AAWW 2 1/4 06/01/22- 049164BH8	Annually	06/01/2022	USD	(581,998)	(8,217)	–	(8,217)
JPMorgan Chase	Avadel Pharmaceutica Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -AVDL US- 05337M104	Annually	01/28/2023	USD	136,653	5,253	–	5,253
JPMorgan Chase	Avaya Holdings Corp. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -AVYA US- 05351X101	Annually	12/04/2022	USD	324,360	(15,939)	–	(15,939)
JPMorgan Chase	Bloom Energy Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE BLOOM ENERGY 093712107	Annually	08/11/2022	USD	3,931,466	167,844	–	167,844
JPMorgan Chase	Canadian Solar Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -CSIQ US-136635109	Annually	09/15/2022	USD	938,241	(63,761)	–	(63,761)
JPMorgan Chase	Dexcom Inc. Effective Rate 1.23%	FIX NOMINAL	JPMORGAN CHASE - DXCM-252131AJ6	Annually	11/15/2025	USD	(1,005,021)	12,229	–	12,229
JPMorgan Chase	Exact Sciences, 0.38% Effective Rate 1.29%	FIX NOMINAL	JPMORGAN CHASE EXACT SCI CO 30063PAC9	Annually	03/01/2028	USD	(1,110,142)	(37,601)	–	(37,601)
JPMorgan Chase	IQIYI Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -IQ US- 46267X108	Annually	01/28/2023	USD	1,442,000	(87,500)	–	(87,500)
JPMorgan Chase	Live Nation Entertainment Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -LYV US- 538034109	Annually	11/13/2022	USD	1,101,166	101,003	–	101,003
JPMorgan Chase	Microstrategy Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -MSTR US- 594972408	Annually	12/11/2022	USD	927,153	(60,614)	–	(60,614)
JPMorgan Chase	National Vision Holdings Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -EYE US- 63845R107	Annually	01/22/2023	USD	3,345,600	192,164	–	192,164
JPMorgan Chase	National Vision Holdings Inc. Effective Rate 1.23%	TOTAL RETURN BOND	JPMORGAN CHASE - 63845RAA5	Annually	05/15/2025	USD	(4,322,275)	(196,952)	–	(196,952)
JPMorgan Chase	Novocure Ltd. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -NVCR US- G6674U108	Annually	11/05/2022	USD	1,298,513	50,965	–	50,965
JPMorgan Chase	Novocure Ltd. Effective Rate 1.23%	FIX NOMINAL	JPMORGAN CHASE - NVCR-67011XAA1	Annually	11/01/2025	USD	(638,940)	(20,263)	–	(20,263)
JPMorgan Chase	OSI Systems Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -OSIS US 671044105	Annually	08/31/2022	USD	851,942	32,690	–	32,690
JPMorgan Chase	Pros Holdings Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -PRO US- 74346Y103	Annually	11/13/2022	USD	357,870	24,934	–	24,934
JPMorgan Chase	Q2 Holdings Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -QTWO US- 74736L109	Annually	01/28/2023	USD	1,291,584	101,277	–	101,277
JPMorgan Chase	SolarEdge Technologies Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -SEDG US- 83417M104	Annually	09/25/2022	USD	889,119	(19,194)	–	(19,194)
JPMorgan Chase	Southwest Airlines Co. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -LUV US- 844741108	Annually	12/11/2022	USD	2,776,270	161,611	–	161,611
JPMorgan Chase	Southwest Airlines Co., 1.250% Effective Rate 1.23%	FIX NOMINAL	JPMORGAN CHASE -LUV 1 1/4 05/01/25- 844741BG2	Annually	05/01/2025	USD	(4,382,319)	(148,341)	–	(148,341)
JPMorgan Chase	SunPower Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE - SPWR -867652406	Annually	10/09/2022	USD	1,584,648	(1,007,962)	–	(1,007,962)

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THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD ALTERNATIVE INCOME FUND
JANUARY 31, 2021 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
JPMorgan Chase	Zynga Inc. Effective Rate -0.27%	TOTAL RETURN STOCK	JPMORGAN CHASE -ZNGA US- 98986T108	Annually	01/15/2023	USD	918,650	$(22,876)	$–	$(22,876)

								$8,728	$–	$8,728

Percentages	are based upon Net Assets of $122,215,248.

*	Non-income producing security.
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2021 was $47,021,150 and represents 38.5% of Net Assets.

(C)	All or a portion of the shares have been committed as collateral for open short positions.
(D)	The rate reported is the 7-day effective yield as of January 31, 2021.
(E)	Refer to table below for details on Options Contracts.

OTC — Over the counter

SPX — S&P 500 Index

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2021 when valuing the Fund’s investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$96,679,426	$—	$96,679,426
Corporate Obligations	—	8,774,199	—	8,774,199
U.S. Treasury Obligations	—	5,998,397	—	5,998,397
Sovereign Debt	—	226,425	—	226,425
Short-Term Investments	5,352,147	—	—	5,352,147

Total Investments in Securities	$5,352,147	$111,678,447	$—	$117,030,594

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$156,225	$–	$–	$156,225
Written Options	(120,050)	–	–	(120,050)
Futures Contracts**
Unrealized Appreciation	11,559	–	–	11,559
Unrealized Depreciation	(19)	–	–	(19)
OTC Swaps
Total Return Swaps* *
Unrealized Appreciation	–	2,983,962	–	2,983,962
Unrealized Depreciation	–	(2,975,234)	–	(2,975,234)

Total Other Financial Instruments	$47,715	$8,728	$–	$56,443

** Future contracts and swap contracts are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-019-1200

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